Brown Advisory Small-Cap Growth Fund
Schedule of Investments
March 31, 2022 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 89.5%
Communication Services - 5.9%
3,657,262	Angi, Inc.*	20,736,676
468,054	Cogent Communications Holdings, Inc.	31,055,383
7,984,564	Zynga, Inc.*	73,777,371
		125,569,430
Consumer Discretionary - 13.4%
407,016	Bright Horizons Family Solutions, Inc.*	54,006,953
218,685	Choice Hotels International, Inc.	31,000,786
175,795	Churchill Downs, Inc.	38,987,815
1,046,043	Clarus Corp.	23,828,860
346,465	First Watch Restaurant Group, Inc.*	4,521,368
1,653,507	Leslie's, Inc.*	32,011,896
1,061,393	MakeMyTrip, Ltd.*	28,477,174
390,964	National Vision Holdings, Inc.*	17,034,301
915,691	Terminix Global Holdings, Inc.*	41,782,980
80,080	TopBuild Corp.*	14,525,711
		286,177,844
Consumer Staples - 3.4%
233,757	Casey's General Stores, Inc.	46,323,625
703,760	Simply Good Foods Co.*	26,707,692
		73,031,317
Energy - 1.5%
561,171	Cactus, Inc.	31,840,842
Financials - 2.5%
760,431	Prosperity Bancshares, Inc.	52,758,703
Health Care - 20.1%
936,606	Abcam PLC ADR*	17,130,524
1,117,567	agilon health, Inc.*	28,330,323
1,165,485	Alignment Healthcare, Inc.*	13,088,396
142,252	Ascendis Pharma A/S ADR*	16,694,695
246,963	Biohaven Pharmaceutical Holding Co., Ltd.*	29,282,403
281,150	Blueprint Medicines Corp.*	17,959,862
356,385	Bruker Corp.	22,915,555
325,460	Catalent, Inc.*	36,093,514
68,643	Charles River Laboratories International, Inc.*	19,492,553
372,687	Encompass Health Corp.	26,501,773
526,645	Establishment Labs Holdings, Inc.*	35,490,607
150,662	Fate Therapeutics, Inc.*	5,841,166
509,370	HealthEquity, Inc.*	34,351,913
191,161	Inari Medical, Inc.*	17,326,833
1,417,637	NeoGenomics, Inc.*	17,224,290
308,369	Neurocrine Biosciences, Inc.*	28,909,594
189,244	Nevro Corp.*	13,688,018
375,651	OrthoPediatrics Corp.*	20,281,397
158,928	Progyny, Inc.*	8,168,899
983,982	SI-BONE, Inc.*	22,237,993
		431,010,308
Industrials - 13.1%
810,042	AZEK Co., Inc.*	20,121,443
285,089	FTI Consulting, Inc.*	44,821,693
1,138,990	IAA, Inc.*	43,566,368
21,286	IDEX Corp.	4,081,165
137,730	John Bean Technologies Corp.	16,316,873
373,446	Knight-Swift Transportation Holdings, Inc.	18,844,085
141,728	MSA Safety, Inc.	18,807,306
62,067	SiteOne Landscape Supply, Inc.*	10,035,613
75,068	Valmont Industries, Inc.	17,911,225
271,932	Waste Connections, Inc.	37,988,900
167,800	Woodward, Inc.	20,959,898
801,931	Zurn Water Solutions Corp.	28,388,357
		281,842,926
Information Technology - 26.8%
1,306,766	Accolade, Inc.*	22,946,811
423,417	BlackLine, Inc.*	31,002,593
213,430	CMC Materials, Inc.	39,569,922
576,137	Couchbase, Inc.*	10,036,307
513,900	Dynatrace, Inc.*	24,204,690
284,836	Entegris, Inc.	37,387,573
214,400	Envestnet, Inc.*	15,959,936
1,930,760	EVO Payments, Inc.*	44,581,248
1,461,900	Genpact, Ltd.	63,607,269
2,814,192	Infinera Corp.*	24,399,045
181,710	Lattice Semiconductor Corp.*	11,075,224
106,058	Littelfuse, Inc.	26,451,926
351,203	ManTech International Corp.	30,270,187
280,108	Mimecast, Ltd.*	22,285,392
500,858	Phreesia, Inc.*	13,202,617
161,088	Power Integrations, Inc.	14,929,636
621,856	PROS Holdings, Inc.*	20,714,023
935,788	Sumo Logic, Inc.*	10,920,646
133,484	WEX, Inc.*	23,820,220
514,854	Workiva, Inc.*	60,752,772
1,741,945	Zuora, Inc.*	26,094,336
		574,212,373
Materials - 2.8%
500,520	HB Fuller Co.	33,069,357
160,225	Quaker Houghton	27,688,482
		60,757,839
Total Common Stocks (Cost $1,519,254,391)		1,917,201,582

Private Placements - 0.1%
19,200	StepStone VC Global Partners IV-B, L.P.*^†	1,815,964
91,769	StepStone VC Global Partners V-B, L.P.*~†	155,456
Total Private Placements (Cost $–)		1,971,420

Real Estate Investment Trusts - 3.0%
2,153,486	DigitalBridge Group, Inc.*	15,505,099
241,635	EastGroup Properties, Inc.	49,119,563
Total Real Estate Investment Trusts (Cost $41,137,825)		64,624,662

Short-Term Investments - 7.4%
Money Market Funds - 7.4%
157,940,090	First American Government Obligations Fund - Class Z, 0.15%#	157,940,090
Total Short-Term Investments (Cost $157,940,090)		157,940,090
Total Investments - 100.0% (Cost $1,718,332,306)		2,141,737,754
Other Assets in Excess of Liabilities - 0.0%		445,664
NET ASSETS - 100.0%		$2,142,183,418

* Non-Income Producing
ADR - American Depositary Receipt
^ Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from February 2008 to April 2018 as part of a $2,000,000 capital commitment. As of the date of this report, $1,920,000 of the capital commitment has been fulfilled by the Fund.

~ Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from October 2012 to August 2018 as part of a $100,000 capital commitment. As of the date of this report, $91,000 of the capital commitment has been fulfilled by the Fund.

† These securities are being fair valued, using significant unobservable inputs (Level 3), under the supervision of the Board of Trustees. Further, they may not be sold by the Fund. Total unfunded capital commitments related to these holdings are immaterial and total $89,000, or 0.0% of the Fund’s net assets as of the date of this report.

# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments, except for the Private Placements, were categorized as Level 1 securities. The Private Placements are being fair valued using significant unobservable inputs and were categorized as Level 3 securities. Refer to the Fund's annual report for additional information regarding the valuation of the Private Placements.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.